Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 245,640,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,922.88
Total Offset Amount	0.00
Net Fee	$ 20,112.88